Forward Share Purchase Liability (Details) - Schedule of level 3 fair value measurements of the FSP liability - Level 3 [Member] - $ / shares		3 Months Ended	12 Months Ended
	Nov. 14, 2022	Mar. 31, 2023	Dec. 31, 2022
Input
Share price	$ 5.71	$ 1.62	$ 1.54
Risk-free interest rate	4.16%	3.75%	4.16%
Volatility	52.19%	51.46%	52.19%
Exercise price	$ 12.25	$ 12.34	$ 12.34
Term	9 months	4 months 17 days	7 months 9 days